STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

9. STOCK BASED COMPENSATION

During the year ending December 31, 2025 and 2024, the Company had no stock-based compensation.

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2025 and 2024.

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrant outstanding at December 31, 2023	29,320,478	0.01	2.52
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Warrant outstanding at December 31, 2024	29,320,478	0.01	1.51
Granted	-	-	-
Exercised	-	-	-
Forfeited	(3,358,498)	0.01	-
Warrant outstanding at December 31, 2025	25,961,980	0.01	0.62

The intrinsic value of warrants outstanding as of December 31, 2025 was $0.